Pensions and Other Postretirement Benefits (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 29, 2015	Mar. 30, 2014	Dec. 28, 2014
Pensions and Other Post-Retirement Benefits (Textuals) [Abstract]
Benefit obligation recognized for pension benefits as other non-current assets	$ 583		$ 581
Employer contribution	15
Maximum
Pensions and Other Post-Retirement Benefits (Textuals) [Abstract]
Expected full year combined cash contributions	88
Pension Benefits
Components of net periodic benefit cost
Service cost	6	7
Interest cost	26	35
Expected return on plan assets	(48)	(55)
Amortization of prior service cost/(credit)	0	0
Amortization of unrecognized gains/(losses)	(1)	0
Settlements	0	0
Net periodic benefit (income)/expense	(15)	(13)
Other Retiree Benefits
Components of net periodic benefit cost
Service cost	1	1
Interest cost	2	2
Expected return on plan assets	0	0
Amortization of prior service cost/(credit)	(1)	(2)
Amortization of unrecognized gains/(losses)	0	0
Settlements	0	0
Net periodic benefit (income)/expense	$ 2	$ 1